Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent events [Abstract]
Subsequent events

Note 41. Subsequent events

WISeSat.Space Subscription Agreement and De-SPAC Timeline Extension

On August 6, 2026, the Group entered into a Subscription Agreement with WISeSat.Space Holdings Corp., the entity that will become the publicly listed parent of WISeSat.Space Corp. upon completion of its previously announced business combination with Columbus Acquisition Corp. (Nasdaq: COLA), under which the Group committed to purchase USD 10 million of WISeSat.Space Holdings Corp. ordinary shares in a private placement. The purchase price per share will equal the redemption price paid to Columbus Acquisition Corp.'s public shareholders who elect to redeem their shares in connection with the business combination. Based on an assumed redemption price of approximately USD 10.66 as of June 30, 2026, the commitment would result in the issuance of approximately 938,086 shares. The subscription is conditioned on, and will close concurrently with, the closing of the business combination. As of the date of this report, the Group has not advanced any funds or recognized any asset in connection with this commitment.

Repayment of the Outstanding Convertible Note with L1

On September 23, 2026, the Group agreed to repay the outstanding USD 10,000 aggregate convertible notes in full (see Note 28).

Redomiciliation and Name Change

At the Extraordinary General Meeting (“EGM”) held on September 9, 2026, WISeKey’s shareholders approved the proposal of the board of directors relating to the redomiciliation of WISeKey International Holding Ltd from Switzerland to the British Virgin Islands. Shareholders approved the merger agreement dated June 26, 2026 between WISeKey and WISeKey International Corp. (“WISeKey BVI”), a British Virgin Islands business company and wholly owned subsidiary of WISeKey, and the merger of WISeKey with and into WISeKey BVI, with WISeKey BVI as the surviving company. Upon completion of the merger, the domicile of WISeKey’s group holding company will be in the British Virgin Islands instead of in Switzerland.

Moreover, on September 16, 2026, WISeKey International Corp. changed its name to WISeQey Corp.